Revenues - Schedule of Company’s Revenues Disaggregated by Service Lines (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues, change in percent	$ (38,089)			$ (552,096)
Revenues, change in rate	(0.60%)	(0.60%)		(4.40%)	(4.40%)
Total revenues	$ 6,456,465	$ 831,023	$ 6,494,554	$ 11,980,435	$ 1,530,870	$ 12,532,531
General Corporate Consultancy Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,650,000	$ 598,510	4,650,000	9,300,000	1,188,362	9,300,000
Revenues, change in rate	0.00%	0.00%
Internal control advisory services [Member]
Disaggregation of Revenue [Line Items]
Total revenues				520,080	$ 66,456	486,400
Revenues, change in percent				$ 33,680
Revenues, change in rate				6.90%	6.90%
Subtotal Accounting and Corporate Consultancy Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,650,000	$ 598,510	4,944,800	$ 9,820,080	$ 1,254,818	9,786,400
Revenues, change in percent	$ (294.8)			$ 33,680
Revenues, change in rate	(6.00%)	(6.00%)		0.30%	0.30%
Taxation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 881,000	$ 113,395	865,000	$ 950,000	$ 121,392	1,240,000
Revenues, change in percent	$ 16,000			$ (290,000)
Revenues, change in rate	1.80%	1.80%		(23.40%)	(23.40%)
Company Secretarial Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 925,465	$ 119,118	684,754	$ 1,210,355	$ 154,660	1,506,131
Revenues, change in percent	$ 240,711			$ (295,776)
Revenues, change in rate	35.20%	35.20%		(19.60%)	(19.60%)
Services and deliverables transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,445,593	$ 186,065	1,516,959	$ 2,030,365	$ 259,442	2,397,398
Revenues, change in percent	$ (71,366)			$ (367,033)
Revenues, change in rate	(4.70%)	(4.70%)		(15.30%)	(15.30%)
Services and deliverables transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 5,010,872	$ 644,958	$ 4,977,595	$ 9,950,070	$ 1,271,428	$ 10,135,133
Revenues, change in percent	$ 33,277			$ (185,063)
Revenues, change in rate	0.70%	0.70%		(1.80%)	(1.80%)